UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     August 07, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $1,035,043 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADECCO SA ADR                  SPONSORED ADR    006754105    12423   836517 SH       SOLE                   836517        0        0
AEGON NV                       ORD AMER REG     007924103    21717  1067200 SH       SOLE                  1067200        0        0
AFFIL COMPUTER                 CL A             008190100    19016   400502 SH       SOLE                   400502        0        0
AFLAC                          COM              001055102    15728   491503 SH       SOLE                   491503        0        0
AHOLD NV-ADR                   COM              500467303    21548  1026115 SH       SOLE                  1026115        0        0
AKZO NOBEL NV                  SPONSORED ADR    010199305    21376   491400 SH       SOLE                   491400        0        0
ALCON INC                      COM              H01301102    20494   598378 SH       SOLE                   598378        0        0
ALTRAN TECHNOLOGIES - SP       COM              02209U108     4120  1496348 SH       SOLE                  1496348        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    18217   239694 SH       SOLE                   239694        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      267     6500 SH       SOLE                     6500        0        0
AVENTIS SA                     SPONSORED ADR    053561106    25312   359401 SH       SOLE                   359401        0        0
AXA-SPON ADR                   SPONSORED ADR    054536107    17540   965368 SH       SOLE                   965368        0        0
BED BATH&BEYOND                COM              075896100    28098   744503 SH       SOLE                   744503        0        0
BEST BUY                       COM              086516101    15963   439757 SH       SOLE                   439757        0        0
BUSINESS OBJECTS SA ADR        SPONSORED ADR    12328X107    21241   755911 SH       SOLE                   755911        0        0
CANON INC ADR                  SPONSORED ADR    138006309    20305   536760 SH       SOLE                   536760        0        0
CELLTECH GROUP PLC             SPONSORED ADR    151158102     5125   324338 SH       SOLE                   324338        0        0
CENDANT CORP                   COM              151313103    12980   817329 SH       SOLE                   817329        0        0
CENTERSPAN COMMUNICATIONS      COM              152012100     1195   259700 SH       SOLE                   259700        0        0
CITIGROUP INC                  COM              172967101    13724   354161 SH       SOLE                   354161        0        0
CONCORD EFS                    COM              206197105    23157   768309 SH       SOLE                   768309        0        0
CONSUMER PORTFOLIO SERVIC      COM              210502100      776   330000 SH       SOLE                   330000        0        0
DASSAULT SYS AD                SPONSORED ADR    237545108    10554   235831 SH       SOLE                   235831        0        0
DELL COMPUTER                  COM              247025109    19752   755619 SH       SOLE                   755619        0        0
EISAI CO LTD SPONS ADR         SPONSORED ADR    282579309    16928   671239 SH       SOLE                   671239        0        0
ELECTR DATA SYS                COM              285661104    10965   295161 SH       SOLE                   295161        0        0
FAMLY DOLLR STR                COM              307000109    12696   360172 SH       SOLE                   360172        0        0
FANNIE MAE                     COM              313586109    18986   257445 SH       SOLE                   257445        0        0
FOMENTO ECONOMI                SPON ADR UNITS   344419106     5990   152726 SH       SOLE                   152726        0        0
FRESENIUS MED                  SPONSORED ADR    358029106    15670  1056618 SH       SOLE                  1056618        0        0
HARLEY DAVIDSON                COM              412822108    19454   379445 SH       SOLE                   379445        0        0
ING GROEP N V                  SPONSORED ADR    456837103    12860   505687 SH       SOLE                   505687        0        0
INTEL CORP                     COM              458140100    11621   636050 SH       SOLE                   636050        0        0
JOHNSON & JOHNS                COM              478160104    20318   391746 SH       SOLE                   391746        0        0
JOHNSON ELECTRIC ADR           COM              479087207    11687   943759 SH       SOLE                   943759        0        0
KONINKLIJKE PHILIPS ELECT      SP ADR NEW2000   500472303     5485   256838 SH       SOLE                   256838        0        0
KOOKMIN BANK SPON-ADR          SPONSORED ADR    50049M109    13935   283517 SH       SOLE                   283517        0        0
KT CORPORATION ADR             SPONSORED ADR    48268K101    14104   651436 SH       SOLE                   651436        0        0
L-3 COMMUNICATN                COM              502424104     9333   172819 SH       SOLE                   172819        0        0
LOGITECH INTERNATIONAL -A      SPONSORED ADR    541419107    14168   320146 SH       SOLE                   320146        0        0
LOWES COS                      COM              548661107    22030   485224 SH       SOLE                   485224        0        0
LUXOTTICA ADS                  SPONSORED ADR    55068R202    29614  1558674 SH       SOLE                  1558674        0        0
MATTEL INC                     COM              577081102    10335   490280 SH       SOLE                   490280        0        0
MBNA CORP                      COM              55262L100    22460   679179 SH       SOLE                   679179        0        0
MICROSOFT CORP                 COM              594918104    23219   428592 SH       SOLE                   428592        0        0
NOKIA ADR A                    SPONSORED ADR    654902204      318    21950 SH       SOLE                    21950        0        0
PEPSICO INC                    COM              713448108    14275   296153 SH       SOLE                   296153        0        0
PERNOD RICARD                  COM              714264108    21926   915574 SH       SOLE                   915574        0        0
PFIZER INC                     COM              717081103    16172   456064 SH       SOLE                   456064        0        0
PRUDENTIAL FINANCIAL           COM              744320102     2832    84900 SH       SOLE                    84900        0        0
QUEST DIAGNOSTICS              COM              74834L100    19024   221082 SH       SOLE                   221082        0        0
REED ELSEVIER PLC - ADR        SPONSORED ADR    758205108    22436   575292 SH       SOLE                   575292        0        0
REUNION                        COM              761312107       18   152000 SH       SOLE                   152000        0        0
SAMSUNG R-144 GDR              COM              796050888     3337    23750 SH       SOLE                    23750        0        0
SAP AG ADR                     SPONSORED ADR    803054204      389    16000 SH       SOLE                    16000        0        0
SCHERING AG- ADR               SPONSORED ADR    806585204    20246   318820 SH       SOLE                   318820        0        0
SEATTLE FILMWOR                COM              71940B109      394  1874900 SH       SOLE                  1874900        0        0
SEVEN ELEVEN JAPAN - UNSP      COM              817828205    20922   546280 SH       SOLE                   546280        0        0
SMITH & NEPHEW PLC             COM              83175M205    25716   455151 SH       SOLE                   455151        0        0
STAPLES                        COM              855030102    11064   561639 SH       SOLE                   561639        0        0
STMICROELECTRNC                NY REGISTRY      861012102    10111   415558 SH       SOLE                   415558        0        0
STRYKER CORP                   COM              863667101    17281   322933 SH       SOLE                   322933        0        0
TARGET CORP                    COM              87612E106    13895   364689 SH       SOLE                   364689        0        0
TELEK INDON-ADR                COM              715684106     6553   744617 SH       SOLE                   744617        0        0
TENET HEALTHCAR                COM              88033G100    22542   320186 SH       SOLE                   320186        0        0
TEVA PHARMACEUTICAL ADR        COM              881624209    20655   309305 SH       SOLE                   309305        0        0
TPG N V                        SPONSORED ADR    892339102    20648   913644 SH       SOLE                   913644        0        0
UNITED HEALTH GROUP            COM              91324P102    22448   245201 SH       SOLE                   245201        0        0
VODAFONE AIRTOUCH PLC          SPONSORED ADR    92857W100      232    17000 SH       SOLE                    17000        0        0
WAL-MART DE MEXICO SP ADR      SPONSORED ADR    93114W107    18047   671640 SH       SOLE                   671640        0        0
WENDY'S INTL                   COM              950590109    10799   271136 SH       SOLE                   271136        0        0
WPP GROUP PLC                  SPON ADR NEW     929309300      277     6280 SH       SOLE                     6280        0        0